Interim Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interim Financial Information (Unaudited)
		(In Millions, Except Per Common Share Data)
		Quarters Ended
	Total Year	December 31	September 30	June 30	March 31
2012
Net sales	$7,495	$1,831	$1,913	$1,945	$1,806
Gross profit	$1,956	$451	$500	$521	$484
(Loss) income from continuing operations	$(53)	$(70)	$26	$(51)	$42
Net (loss) income	$(114)	$(87)	$15	$(75)	$33
(Loss) earnings per common share:
Basic:
(Loss) income from continuing operations	$(.16)	$(.20)	$.07	$(.15)	$.12
Net (loss) income	$(.33)	$(.25)	$.04	$(.22)	$.09
Diluted:
(Loss) income from continuing operations	$(.16)	$(.20)	$.07	$(.15)	$.12
Net (loss) income	$(.33)	$(.25)	$.04	$(.22)	$.09
2011
Net sales	$7,170	$1,657	$1,896	$1,933	$1,684
Gross profit	$1,787	$342	$493	$531	$421
(Loss) income from continuing operations	$(394)	$(435)	$61	$18	$(38)
Net (loss) income	$(575)	$(573)	$36	$8	$(46)
(Loss) earnings per common share:
Basic:
(Loss) income from continuing operations	$(1.14)	$(1.25)	$.17	$.05	$(.11)
Net (loss) income	$(1.66)	$(1.65)	$.10	$.02	$(.13)
Diluted:
(Loss) income from continuing operations	$(1.14)	$(1.25)	$.17	$.05	$(.11)
Net (loss) income	$(1.66)	$(1.65)	$.10	$.02	$(.13)